Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2015 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(3.91%)
Annual Return 2019	17.01%
Annual Return 2020	12.31%
Annual Return 2021	7.18%
Annual Return 2022	(14.54%)